STOCKHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jul. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 2004 Employee Stock Option Plan [Member]	Dec. 31, 2011 2004 Employee Stock Option Plan [Member]	Dec. 31, 2012 2004 Non-Executive Director Stock Option Plan [Member]	Dec. 31, 2011 2004 Non-Executive Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning balance			1,168,648	673,500	177,000	157,000
Options granted			885,000	692,648	155,000	40,000
Exercised				(10,000)
Forfeited			(328,500)	(187,500)	(20,000)	(20,000)
Outstanding, Ending balance			1,725,148	1,168,648	312,000	177,000
Exercisable at December 31			485,262		165,333
Outstanding Beginning balance, Weighted Average Exercise Price			$ 4.18	$ 5.66	$ 4.79	$ 5.61
Granted, Weighted Average Exercise Price	$ 4.0		$ 3.46	$ 4.24	$ 2.98	$ 5.52
Exercised, Weighted Average Exercise Price				$ 4.0
Forfeited, Weighted Average Exercise Price			$ 4.44	$ 9.73	$ 11.1	$ 12.65
Outstanding, Ending balance, Weighted Average Exercise Price			$ 3.8	$ 4.18	$ 3.49	$ 4.79
Exercisable at December 31, Weighted Average Exercise Price		$ 4.8	$ 4.02		$ 3.94
Oustanding, Weighted Average Life Remaining			3 years 4 months 24 days		3 years 1 month 6 days
Exercisable, Weighted Average Life Remaining			2 years 6 months		1 year 8 months 12 days
Aggregate Intrinsic Value of outstanding options at December 31, 2012					$ 12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012					$ 12,400